UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET NEW YORK TAX FREE

MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2013

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.4%
Education - 15.4%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.110%	10/1/35	$1,875,000	$1,875,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.060%	7/1/29	700,000	700,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.060%	7/1/30	1,435,000	1,435,000	(a)(b)
Non-State Supported Debt, Columbia University	0.030%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.060%	7/1/32	10,000,000	10,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.060%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.030%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.040%	7/1/37	11,060,000	11,060,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.040%	7/1/38	1,000,000	1,000,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.050%	7/1/31	12,800,000	12,800,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	3,000,000	3,000,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.040%	12/1/29	6,700,000	6,700,000	(a)(b)
Syracuse, NY, Industrial Development Agency Revenue, Syracuse University, LOC-JPMorgan Chase	0.040%	12/1/35	2,500,000	2,500,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.030%	7/1/30	560,000	560,000	(a)(b)

Total Education				54,610,000

Finance - 9.6%
New York City, NY, TFA:
New York City Recovery Project Revenue, LIQ-JPMorgan Chase	0.040%	11/1/22	2,010,000	2,010,000	(a)(b)
New York City Recovery Project Revenue, SPA-Bank of New York	0.030%	11/1/22	1,300,000	1,300,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	18,660,000	18,660,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.050%	11/1/22	4,740,000	4,740,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	7,000,000	7,000,000	(a)(b)
New York State LGAC Revenue, Senior Lien	5.000%	4/1/14	300,000	304,667

Total Finance				34,014,667

General Obligation - 18.3%
Albany, NY, GO	3.000%	7/1/14	625,000	634,362
Babylon, NY, GO, BAN	2.000%	8/15/14	1,000,000	1,012,450
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	5,000,000	5,021,672
Bedford, NY, GO, BAN	1.000%	12/5/14	1,025,000	1,032,564	(c)
Chili, NY, GO, BAN	1.000%	12/20/13	2,100,000	2,100,236
Clarkstown, NY, GO	4.000%	5/15/14	100,000	101,632
Connetquot, NY, CSD of Islip, GO, NATL	4.000%	1/15/14	120,000	120,523
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	600,000	602,561
East Irondequoit, NY, CSD, GO, BAN	1.000%	6/27/14	3,096,249	3,106,732

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Half Hollow Hills, NY, CSD, GO	3.000%	4/15/14	$370,000	$373,659
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	3,000,000	3,009,891
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	450,000	450,258
Hempstead Town, NY, GO, NATL	5.000%	2/1/14	255,000	256,986
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/28/14	3,575,000	3,586,737
Kingston, NY, GO, BAN	1.000%	10/30/14	1,000,000	1,002,792
Levittown, NY, Union Free School District, GO	2.000%	4/1/14	335,000	336,756
Lindenhurst, NY, GO, BAN - Public Improvment	1.000%	8/15/14	200,000	200,922
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	200,000	200,677
Mahopac, NY, CSD, GO, BAN, School Improvements	1.000%	2/27/14	1,665,000	1,666,933
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	369,250	371,057
New York City, NY, GO:
LOC-Bank of New York	0.050%	3/1/34	9,600,000	9,600,000	(a)(b)
LOC-Morgan Guaranty Trust	0.050%	8/1/20	200,000	200,000	(a)(b)
LOC-PNC Bank N.A.	0.050%	8/1/41	1,150,000	1,150,000	(a)(b)
LOC-U.S. Bank N.A.	0.050%	4/1/38	305,000	305,000	(a)(b)
New York, NY, GO:
LOC-Bank of New York Mellon	0.050%	10/1/39	3,000,000	3,000,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.050%	4/1/42	700,000	700,000	(a)(b)
Onondaga County, NY, GO	4.000%	3/1/14	100,000	100,913
Orchard Park, NY, CSD, GO	2.000%	7/1/14	675,000	681,520	(c)
Oyster Bay-East Norwich, NY, CSD, GO	2.000%	2/1/14	270,000	270,719
Pleasantville, NY, GO, BAN	1.000%	8/22/14	200,000	200,731
Port Chester, NY, GO, BAN	1.000%	2/26/14	200,000	200,265
Rye Neck, NY, Union Free School District, GO, BAN	1.000%	5/15/14	3,000,000	3,008,364
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	2,500,000	2,509,924
Tonawanda, NY, GO, BAN	1.000%	6/12/14	5,000,000	5,012,026
Tuckahoe, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,500,000	1,504,416
Washington County, NY, GO, BAN	1.000%	6/13/14	3,000,000	3,009,470
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	800,000	802,885
Williamson, NY, CSD, GO, BAN	1.000%	11/7/14	2,019,730	2,027,575
Williamsville, NY, CSD, GO, BAN	1.000%	6/17/14	4,000,000	4,014,625
Windham-Ashland-Jewett, NY, CSD, GO, BAN	1.000%	3/13/14	1,200,000	1,200,757

Total General Obligation				64,688,590

Health Care - 9.0%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.040%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.070%	10/1/38	1,000,000	1,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.040%	8/1/29	10,400,000	10,400,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.120%	8/1/29	4,200,000	4,200,000	(d)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.050%	2/15/26	5,120,000	5,120,000	(a)(b)
New York State Dormitory Authority Revenues, Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.060%	7/1/25	100,000	100,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.040%	11/1/36	3,450,000	3,450,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.070%	1/1/23	$595,000	$595,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	6,855,000	6,855,000	(a)(b)

Total Health Care				31,820,000

Housing: Multi-Family - 14.0%
New York City, NY, HDC Revenue, Related-West 89th Street Development, FNMA, LIQ-FNMA	0.050%	11/15/29	4,400,000	4,400,000	(a)(b)(e)
New York City, NY, HDC, MFH Rent Revenue:
100 Jane Street Development, FNMA	0.060%	9/15/28	1,000,000	1,000,000	(a)(b)(e)
James Tower Development, FNMA, LIQ-FNMA	0.050%	6/15/32	2,165,000	2,165,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.030%	12/1/44	2,125,000	2,125,000	(a)(b)
Bruckner By The Bridge LLC, FHLMC, LIQ-FHLMC	0.040%	11/1/48	1,500,000	1,500,000	(a)(b)
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.030%	6/1/48	1,000,000	1,000,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.060%	1/1/40	600,000	600,000	(a)(b)(e)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.060%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.040%	5/1/35	1,365,000	1,365,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.050%	11/15/33	4,000,000	4,000,000	(a)(b)(e)
Victory Housing, LIQ-FHLMC	0.050%	11/1/33	6,000,000	6,000,000	(a)(b)(e)
Victory Housing, LIQ-FHLMC	0.050%	11/1/33	5,000,000	5,000,000	(a)(b)(e)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.040%	11/1/41	8,000,000	8,000,000	(a)(b)
FNMA, LIQ-FNMA	0.050%	5/15/31	1,700,000	1,700,000	(a)(b)(e)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.030%	11/1/47	5,000,000	5,000,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.050%	11/1/29	530,000	530,000	(a)(b)(e)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.050%	5/15/37	3,700,000	3,700,000	(a)(b)(e)

Total Housing: Multi-Family				49,585,000

Housing: Single Family - 5.0%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.050%	11/15/37	8,000,000	8,000,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.050%	11/1/30	1,600,000	1,600,000	(a)(b)(e)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.060%	12/15/38	8,110,000	8,110,000	(a)(b)(e)

Total Housing: Single Family				17,710,000

Industrial Revenue - 6.5%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.120%	12/1/20	1,510,000	1,510,000	(a)(b)(e)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.070%	1/1/35	6,635,000	6,635,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/32	1,525,000	1,525,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.040%	7/1/25	$8,790,000	$8,790,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.190%	6/1/21	1,065,000	1,065,000	(a)(b)(e)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.300%	12/1/20	2,150,000	2,150,000	(a)(b)(e)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.300%	10/1/17	1,150,000	1,150,000	(a)(b)(e)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.030%	4/1/26	335,000	335,000	(a)(b)

Total Industrial Revenue				23,160,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.060%	7/1/25	1,220,000	1,220,000	(a)(b)

Miscellaneous - 0.6%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.070%	3/1/38	2,000,000	2,000,000	(a)(b)
New York Local Government Assistance Corp., Revenue	5.000%	4/1/14	100,000	101,519

Total Miscellaneous				2,101,519

Power - 5.0%
Long Island, NY, Power Authority Revenue:
LOC-Barclays Bank PLC	0.050%	5/1/33	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.040%	12/1/29	6,300,000	6,300,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.030%	6/1/36	4,700,000	4,700,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.070%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Education Co. of New York Inc. Project, LOC-Scotiabank	0.060%	6/1/36	200,000	200,000	(a)(b)(e)

Total Power				17,700,000

Public Facilities - 3.5%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.030%	4/1/29	600,000	600,000	(a)(b)
Metropolitan Museum of Art	0.050%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.050%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.070%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.060%	7/1/15	4,462,000	4,462,000	(a)(b)
Metropolitan Museum of Art	0.060%	7/1/23	1,450,000	1,450,000	(a)(b)

Total Public Facilities				12,352,000

Tax Allocation - 5.6%
Erie County, NY, Fiscal Stability Authority Revenue:
BAN	1.000%	7/31/14	2,000,000	2,009,897
Sales Tax & State Aid Secured	4.000%	12/1/13	650,000	650,000
Sales Tax and State Aid Secured	2.000%	1/15/14	135,000	135,275

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tax Allocation - continued
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.050%	11/15/21	$14,830,000	$14,830,000	(a)(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/14	100,000	101,328
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/14	600,000	614,970
New York State Dormitory Authority, State Personal Income Tax Revenue:
Economic Development & Housing	5.000%	12/15/14	125,000	131,087
General Purpose	5.000%	2/15/14	250,000	252,399
New York State Local Assistance Corp., Refunded	6.000%	4/1/14	100,000	101,873
New York State Urban Development Corp. Revenue:
State Personal Income Tax	3.000%	12/15/13	200,000	200,185
State Personal Income Tax	5.000%	12/15/13	445,000	445,731
State Personal Income Tax	5.000%	12/15/13	375,000	375,626
State Personal Income Tax	5.000%	3/15/14	100,000	101,330

Total Tax Allocation				19,949,701

Transportation - 7.3%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.030%	11/1/22	6,410,000	6,410,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.060%	11/1/35	5,000,000	5,000,000	(a)(b)
LOC-PNC Bank N.A.	0.050%	11/1/35	1,250,000	1,250,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.050%	1/1/33	1,550,000	1,550,000	(a)(b)
LOC-U.S. Bank N.A.	0.040%	11/1/35	11,440,000	11,440,000	(a)(b)

Total Transportation				25,650,000

Water & Sewer - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.030%	6/15/35	300,000	300,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue, Revolving Funds, Pooled Financing Program	5.000%	2/15/14	500,000	504,833

Total Water & Sewer				804,833

TOTAL INVESTMENTS - 100.4% (Cost - $355,366,310#)				355,366,310
Liabilities in Excess of Other Assets - (0.4)%				(1,369,273)

TOTAL NET ASSETS - 100.0%				$353,997,037

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	61.0%
VMIG 1	23.3
AAA/Aaa	1.0
AA/Aa	0.9
MIG 1	0.6
SP-1	0.3
NR	12.9

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$355,366,310	—	$355,366,310

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited) (continued)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014